RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Statutory reserves allocated	¥ 197,700	$ 27.1	¥ 132,500	¥ 33,000
Appropriation to other reserve funds	0		0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE	¥ 11,053,900		¥ 10,061,400		$ 1,514.7